Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Hybrid Securities [Line Items]
Hybrid securities	$ 1,088	$ 1,010
Corporate and other debt securities
Hybrid Securities [Line Items]
Hybrid securities	608	672
Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	479	324
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	$ 1	$ 14